Payables and Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Non-Current Liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Payables	1,914	1,733
Trade payables	463	236
Payables for spectrum acquisition	1,293	1,361
Other payables	158	136
Other non-current liabilities	1,632	1,356
Contractual liabilities (Note 23)	891	829
Deferred revenue	199	217
Current tax payables	542	310
Total	3,546	3,089

Schedule of Non-Current Portion of Long Term Debt
"Non-currrent debt for spectrum acquisition" as of December 31, 2022 and December 31, 2021, is detailed below:

Millions of euros	12/31/2022	12/31/2021
Telefónica Spain	74	79
Telefónica Colombia	85	—
Telefónica Brazil	243	292
Telefónica Germany	891	990
Total	1,293	1,361